PRINCIPAL ACCOUNTING POLICIES - Performance obligation 1 (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01	12 Months Ended
Mar. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation expected to recognize (as a percent)	100.00%
Period of remaining performance obligation expected to recognize (in months)	12 months